Income Taxes - Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Current:
Federal	$ (8,092)	$ (1,581)	$ (4,770)
Foreign	278	336	355
State	137	19	16
Current	(7,677)	(1,226)	(4,399)
Deferred:
Federal	2,259	2,617	3,812
State	(582)	767	355
Deferred	1,677	3,384	4,167
Valuation allowance	(1,044)	9,672	(58)
Provision for income taxes	$ (7,044)	$ 11,830	$ (290)